LONG-TERM DEBT (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
2013	$ 3,471
2014	22,525
2015	31,480
2016	24,187
2017	17,578
Long-term Debt, Total	$ 85,763	$ 36,629